UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2008

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	May 7, 2008

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$68,315
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE

ALFA CORPORATION	COM	015385107	5567	253290	SH		SOLE	NONE			253290
ARCHER DANIELS MIDLAND 	COM	039483102	494 	12000 	SH		SOLE	NONE			12000
BANCO BILBAO VIZCAYA A	COM	05946K101	8253	375313	SH		SOLE	NONE			375313
BANK OF AMERICA CORP	COM	065505104	542 	14300 	SH		SOLE	NONE			14300
BP PLC ADR		SP ADR	055622104	291 	4800 	SH		SOLE	NONE			4800
CATERPILLAR INC		COM	149123101	642 	8200 	SH		SOLE	NONE			8200
COLONIAL BANCGROUP INC 	COM	195493309	680 	70624 	SH		SOLE	NONE			70624
COMCAST CORP NEW	COM	20030N101	401	20745	SH		SOLE	NONE			20745
DELL INC		COM	24702R101	313 	15691 	SH		SOLE	NONE			15691
EL PASO CORPORATION	COM	28336L109	252 	15150 	SH		SOLE	NONE			15150
GREENLIGHT CAPITAL RE	COM	G4095J109	1563	84022	SH		SOLE	NONE			84022
HARRIS CORP COM		COM	413875105	486 	10020 	SH		SOLE	NONE			10020
HONEYWELL INTL 		COM	438516106	514 	9110 	SH		SOLE	NONE			9110
LEVEL 3 COMMUNICATIONS 	COM	52729N100	209 	98413 	SH		SOLE	NONE			98413
LINCOLN NATL CORP	COM	534187109	245 	4709 	SH		SOLE	NONE			4709
LOWES COMPANIES		COM	548661107	304 	13268 	SH		SOLE	NONE			13268
MICROSOFT CORP.		COM	594918104	373 	13150 	SH		SOLE	NONE			13150
PACCAR INC		COM	693718108	450 	10001 	SH		SOLE	NONE			10001
PFIZER INC		COM	717081103	530 	25311 	SH		SOLE	NONE			25311
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	4	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	1364 	69046 	SH		SOLE	NONE			69046
ROYAL DUTCH SHELL PLC 	SP ADR	780259107	314 	4654 	SH		SOLE	NONE			4654
SCANA CORP		COM	80589M102	540 	14763 	SH		SOLE	NONE			14763
SCHLUMBERGER LTD	COM	806857108	316 	3631 	SH		SOLE	NONE			3631
SECURITY BK CORP COM	COM	814047106	1105 	139018 	SH		SOLE	NONE			139018
ST JOE COMPANY		COM	790148100	429	10000	SH		SOLE	NONE			10000
SYNOVUS FINANCIAL CORP.	COM	87161C105	358 	32372 	SH		SOLE	NONE			32372
TORCHMARK CORP		COM	891027104	474 	7884 	SH		SOLE	NONE			7884
UNITED CMNTY BKS	COM	90984P105	869 	51181 	SH		SOLE	NONE			51181
UNITEDHEALTH GROUP INC.	COM	91324P102	361	10497	SH		SOLE	NONE			10497
WACHOVIA CORP		COM	929903102	39894 	1477566	SH		SOLE	NONE			1477566
WASHINGTON MUTUAL INC	COM	939322103	178 	17265 	SH		SOLE	NONE			17265


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